Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Summary of Total Expenses Arising From Share-based Payment Transactions
Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	June 30, 2023 A$	June 30, 2022 A$
Employee share-based payment expense	2,001,572	1,486,841

	2,001,572	1,486,841

Executive Incentive Plan [member] | Performance rights [member]
Statement [LineItems]
Summaries of Performance Rights Granted
Fiscal year ended June 30, 2023

Grant date	Fair value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
October 3, 2019	0.260	1,500,000	—	(1,500,000)	—	—	—
November 1, 2019	0.280	2,400,000	—	(2,400,000)	—	—	—
January 2, 2020	0.260	1,400,000	—	(1,400,000)	—	—	—
October 2, 2020	0.235	263,502	—	(263,502)	—	—	—
October 1, 2021	0.550	206,404	—	(188,705)	—	17,699	—
November 26, 2021	0.490	3,600,000	—	—	—	3,600,000	—
November 26, 2021	0.490	4,500,000	—	—	—	4,500,000	—
November 26, 2021	0.490	2,900,000	—	—	—	2,900,000	—
December 16, 2022	0.330	—	1,112,334	—	—	1,112,334	—

Total		16,769,906	1,112,334	(5,752,207)	—	12,130,033	—

Fiscal year ended June 30, 2022

Grant date	Fair value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
October 3, 2019	0.260	3,000,000	—	(1,500,000)	—	1,500,000	—
November 1, 2019	0.280	2,400,000	—	—	—	2,400,000	1,200,000
January 2, 2020	0.260	1,900,000	—	(500,000)	—	1,400,000	450,000
October 2, 2020	0.235	263,502	—	—	—	263,502	263,502
October 1, 2021	0.550	—	206,404	—	—	206,404	—
November 26, 2021	0.490	—	3,600,000	—	—	3,600,000	—
November 26, 2021	0.490	—	4,500,000	—	—	4,500,000	—
November 26, 2021	0.490	—	2,900,000	—	—	2,900,000	—

Total		7,563,502	11,206,404	(2,000,000)	—	16,769,906	1,913,502

Fiscal year ended June 30, 2021

Grant date	Fair value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 28, 2017	0.230	500,000	—	(500,000)	—	—	—
October 2, 2018	0.470	387,560	—	(387,560)	—	—	—
October 3, 2019	0.260	4,500,000	—	(1,500,000)	—	3,000,000	—
November 1, 2019	0.280	3,600,000	—	(1,200,000)	—	2,400,000	—
January 2, 2020	0.260	2,850,000	—	(950,000)	—	1,900,000	—
October 2, 2020	0.235	—	263,502	—	—	263,502	—

Total		11,837,560	263,502	(4,537,560)	—	7,563,502	—

Summary of STI Performance Rights Granted
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2023 included:

Grant date	June 30 2023*
Share price at grant date	0.275
Expected price volatility of the Company’s shares	60%
Expected dividend yield	Nil
Risk-free interest rate	3.40%

*
Tranches 2 and 3 of performance rights granted during the year ended June 30, 2023 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share based expense recognised was using an estimate of the grant date fair value at June 30, 2023. The value will be re-assessed
at each reporting date until grant date has been identified. For all tranches, the vesting conditions consist of service-based vesting conditions subject to certain defined corporate Key Performance Indicators (KPIs). The performance rights will expire, if not exercised, five years from the date of issue. There are no outstanding options under EIP at the beginning of the financial year 2023 and no option was granted during the year ended June 30, 2023

The model inputs for STI performance rights granted during the fiscal year ended June 30, 2022 included:

Grant date	June 30 2022*	November 26 2021*
Share price at grant date	$0.290	$0.490
Expected price volatility of the Company’s shares	75%	105%
Expected dividend yield	Nil	Nil
Risk-free interest rate	3.28%	1.39%

*
Tranches 2 and 3 of performance rights granted during the year ended June 30, 2022 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share based expense recognised was using an estimate of the grant date fair value at June 30, 2022. For all tranches, the vesting conditions consist of service-based vesting conditions subject to certain defined corporate Key Performance Indicators (KPIs). The performance rights will expire, if not exercised, five years from the date of issue. There are no outstanding options under EIP at the beginning of the financial year 2022 and no option was granted during the year ended June 30, 2022.

The model inputs for STI performance rights granted during the fiscal year ended June 30, 2021 included:

Grant date	October 2, 2020
Share price at grant date	$0.235
Expected price volatility of the Company’s shares	88%
Expected dividend yield	Nil
Risk-free interest rate	0.12%

Directors Incentive Plan [member] | Performance rights [member]
Statement [LineItems]
Summaries of Performance Rights Granted

2023 Grant date	Type of performance right granted	Fair value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number		Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 1, 2019	Director rights	0.280	1,000,000	—	(500,000)	—		500,000	—
November 23, 2022	Director rights	0.31	—	1,166,667	—	—		1,166,667	—
December 1, 2021	Director rights	0.490	339,621	—	(113,207)	—		226,414	—
November 23, 2022	Director rights	0.310	—	457,832	(92,966)	(364,866	)*	—	—

Total			1,339,621	1,624,499	(706,173)	(364,866)		1,893,081	—

*	The change during the year represents derecognition due to the cessation of the director.
The weighted average share price on the exercising date during the financial year 2023 is $0.28.

2022 Grant date	Type of performance right granted	Fair value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number		Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 16, 2018	Director rights	0.390	250,000	—	(250,000)	—		—	—
November 1, 2019	Director rights	0.280	1,500,000	—	(500,000)	—		1,000,000	—
October 27, 2020	Director rights	0.255	1,350,000	—	(450,000)	(900,000	)*	—	—
December 1, 2021	Director rights	0.490	—	339,621	—	—		339,621	—

Total			3,100,000	339,621	(1,200,000)	(900,000)		1,339,621	—

*	The change during the year represents derecognition due to the cessation of the director.
The weighted average share price on the exercising date during the financial year 2022 is $0.523.

2021 Grant date	Type of performance right granted	Fair value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 25, 2016	Director rights	0.380	273,637	—	(273,637)	—	—	—
November 17, 2017	Director rights	0.210	426,654	—	(426,654)	—	—	—
November 16, 2018	Director rights	0.390	500,000	—	(250,000)	—	250,000	—
November 1, 2019	Director rights	0.280	1,500,000		—	—	1,500,000	—
October 27, 2020	Director rights	0.255	—	1,350,000	—	—	1,350,000	—

Total			2,700,291	1,350,000	(950,291)	—	3,100,000	—

The weighted average share price on the exercising date during the fiscal year 2021 is $0.276.

Summary of STI Performance Rights Granted
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2023 included:

Grant date	June 30, 2023*	November 23, 2022
Share price at grant date	$0.315	$0.310
Expected price volatility of the Company’s shares	75%	75%
Expected dividend yield	Nil	Nil
Risk-free interest rate	3.94%	3.40%

*
Director performance rights granted during the year ended June 30, 2023 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share-based expense recognised was using an estimate of the grant date fair value at June 30, 2023. The value will be re-assessed at the next reporting date as the grant date will be the 2023 AGM date.

The model inputs for STI performance rights granted during the fiscal year ended June 30, 2022 included:

Grant date	June 30, 2022*	November 26, 2021*
Share price at grant date	$0.290	$0.490
Expected price volatility of the Company’s shares	75%	105%
Expected dividend yield	Nil	Nil
Risk-free interest rate	3.28%	1.39%

*
Tranches 2 and 3 of performance rights granted during the year ended June 30, 2022 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share based expense recognised was using an estimate of the grant date fair value at June 30, 2022. The value will be re-assessed at each reporting date until grant date has been identified.

The model inputs for STI performance rights granted during the fiscal year ended June 30, 2021 included:

Grant date	October 27, 2020
Share price at grant date	$ 0.255
Expected price volatility of the Company’s shares	92%
Expected dividend yield	Nil
Risk-free interest rate	0.14%

Ridgeback Capital Investments and Trout Group LLC. [member] | Stock Option 1 [member]
Statement [LineItems]
Summaries of Options Granted
Set out below is a summary of the options granted to both parties:

2023 Grant date	Expiry date	Exercise price	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Forfeited during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
July 31, 2015	August 5, 2020	0.235	—	—	—	—	—	—
July 31, 2015	August 5, 2025	0.248	847,600	—	—	—	847,600	—
October 30, 2015	October 30, 2020	0.568	—	—	—	—	—	—
March 7, 2016	March 7, 2021	0.398	—	—	—	—	—	—

Total			847,600	—	—	—	847,600	—